SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Expense Information

Supplemental expense information is as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Research and development expenses	¥49,474	¥45,559	¥47,519
Advertising expenses	7,583	7,912	7,221
Shipping and handling cost included in selling, general and administrative expenses	16,883	17,203	19,636